Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2007-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 2-24-2007	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		3/16/2007
2	Payment Date		3/20/2007
3	Collection Period	12/27/2006	2/24/2007	60
4	Monthly Interest Period - Actual/360	2/13/2007	3/19/2007	35
5	Monthly Interest - 30/360			37

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	325,000,000.00	325,000,000.00	95,971,810.52	229,028,189.48	0.7047021
7	Class A-2 Notes	387,000,000.00	387,000,000.00	—	387,000,000.00	1.0000000
8	Class A-3 Notes	203,000,000.00	203,000,000.00	—	203,000,000.00	1.0000000
9	Class A-4 Notes	283,571,000.00	283,571,000.00	—	283,571,000.00	1.0000000

10	Total Securities	$1,198,571,000.00	$1,198,571,000.00	$95,971,810.52	$1,102,599,189.48

11	Overcollateralization	24,461,105.57	24,461,105.57		24,461,105.57

12	Adjusted Pool Balance	1,223,032,105.57	1,223,032,105.57	95,971,810.52	1,127,060,295.05

13	YSOC	$52,725,977.16	$52,725,977.16		$47,836,119.08

14	Net Pool Balance	$1,275,758,082.73	$1,275,758,082.73	$95,971,810.52	$1,174,896,414.13

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	5.3172%	1,680,087.50	5.1695000	97,651,898.02	300.4673785
16	Class A-2 Notes	5.2900%	2,104,097.50	5.4369444	2,104,097.50	5.4369444
17	Class A-3 Notes	5.2000%	1,084,922.22	5.3444444	1,084,922.22	5.3444444
18	Class A-4 Notes	5.3200%	1,466,692.23	5.1722222	1,466,692.23	5.1722222

	Total Securities		6,335,799.45		102,307,609.97

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	68,989,743.51
20	Scheduled Interest Payments Received	11,412,269.38
21	Prepayments of Principal Received	586,359.98
22	Liquidation Proceeds	30,797,614.46
23	Recoveries Received	7,319.60
24	Other Payments Received to Reduce Principal	—

25	Subtotal: Total Collections	111,793,306.93

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	33,390.49
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	—

30	Total Available Funds, prior to Servicer Advances	111,826,697.42

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	111,826,697.42

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	111,826,697.42

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	2,038,386.84
37	Net Swap Payment Class A-4 Notes	—
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	6,335,799.45
40	Principal Distribution Amount (Item 80)	95,971,810.52
41	Amount Paid to Reserve Account to Reach Specified Balance	6,108,229.16
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,372,471.44

Volkswagen Auto Loan Enhanced Trust 2007-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 2-24-2007				PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	2,038,386.84	—	2,038,386.84

	Pro rata:
47	Class A-1 Interest	1,680,087.50	—	1,680,087.50
48	Class A-2 Interest	2,104,097.50	—	2,104,097.50
49	Class A-3 Interest	1,084,922.22	—	1,084,922.22
50	Class A-4 Interest	1,466,692.23	—	1,466,692.23
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	6,335,799.45	—	6,335,799.45

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			1,223,032,105.57
57	Beginning Net Pool Balance		1,275,758,082.73
58	Receipts of Scheduled Principal		(68,989,743.51)
59	Receipts of Prepaid Principal		(586,359.98)
60	Liquidation Proceeds		(30,797,614.46)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(487,950.65)
64	Ending Net Pool Balance		1,174,896,414.13
65	Yield Supplement Overcollateralization Amount		47,836,119.08
66	Adjusted Pool Balance		1,127,060,295.05
67	Less: Adjusted Pool Balance - End of Collection Period			1,127,060,295.05

68	Calculated Principal Distribution Amount			95,971,810.52

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			111,826,697.42
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			2,038,386.84
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			6,335,799.45
73	Less: Calculated Principal Distribution (Item 68)			95,971,810.52

74	Equals: Remaining Available Funds before Servicer Advance			7,480,700.60
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			7,480,700.60
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			95,971,810.52

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $3,057,580.26, else $9,172,740.79	9,172,740.79
86	Initial Reserve Account Balance	3,057,580.26

87	Beginning Reserve Account Balance	3,057,580.26
88	Plus: Net Investment Income for the Collection Period	6,931.37

89	Subtotal: Reserve Fund Available for Distribution	3,064,511.63
90	Plus: Deposit of Excess Available Funds (Item 41)	6,108,229.16
91	Less: Reserve Account Draw Amount (Item 79)	—

92	Subtotal Reserve Account Balance	9,172,740.79
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	—

94	Equals: Ending Reserve Account Balance	9,172,740.79

95	Change in Reserve Account Balance from Immediately Preceding Payment Date	6,115,160.53

Volkswagen Auto Loan Enhanced Trust 2007-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 2-24-2007	PAGE 3

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current

96	Net Pool Balance		1,275,758,083	1,174,896,414
97	Number of Current Contracts		96,284	93,038
98	Weighted Average Loan Rate		5.26%	5.34%
99	Average Remaining Term		46.5	60.8
100	Average Original Term		60.6	45.3
101	Monthly Prepayment Rate			1.9%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables		24	487,951
103	Liquidation Proceeds on Related Vehicles			—
104	Recoveries Received on Receivables Previously Charged Off			7,320

105	Net Principal Losses for Current Collection Period		24	480,631

106	Beginning Net Principal Losses		—	—
107	Net Principal Losses for Current Collection Period		24	480,631

108	Cumulative Net Principal Losses		24	480,631

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,275,758,082.73)			0.04%

110	Reduction Trigger met?	August 2008 payment date Cumulative Net Loss Ratio < .60% or February 2009 payment date Cumulative Net Loss Ratio < .80%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	99.50%	92,628	1,168,989,656
112	31 - 60 Days Delinquent	0.45%	379	5,328,298
113	61 - 90 Days Delinquent	0.05%	31	578,460

114	Total	100.00%	93,038	1,174,896,414

	Summary of Swap Payments and Receipts
	Receipts:
115	Net Swap Receipt Class A-4 Notes			33,390.49
116	Swap Replacements Proceeds			—

117	Total Receipts			33,390.49

	Payments
118	Net Swap Payment Class A-4 Notes			—

119	Senior Swap Termination Payment			—
120	Subordinated Swap Termination Payments			—

121	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month